Total
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation by investing primarily in common stocks of small and mid cap companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund Class I
Management Fees	none
Distribution and Service (Rule 12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.06%
Expense Reimbursement	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	none	[1]
[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund | Class I | USD ($)	none	13	28	71

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of small and mid cap companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), and sub-subadviser, T. Rowe Price Investment Management, Inc. (“T. Rowe Price Investment Management”), currently consider small and mid cap companies to include companies with market capitalizations at the time of purchase that are within the market capitalization range of companies included in either the Russell 2000® Index or the Russell Midcap® Index (as of December 31, 2023, between $16.95 million and $73.32 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants.
The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities.
The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may, to a limited extent, invest in privately held companies and companies that only recently began to trade publicly. The Fund may at times invest a substantial portion of its assets in obligations of issuers in one or more market, economic, or industry sectors such as information technology companies. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s holdings will be widely diversified by industry and issuer. T. Rowe Price and T. Rowe Price Investment Management may employ a growth or value approach in selecting investments. For example, T. Rowe Price or T. Rowe Price Investment Management may seek to identify companies whose price/earnings ratios are attractive relative to the underlying earnings growth rates (e.g., emerging growth companies) and/or companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation.
T. Rowe Price and T. Rowe Price Investment Management generally look for companies with one or more of the following: capable management or plan to improve the business through restructuring; management/employee stock ownership; proven products or services; demonstrated innovative research, product development, and/or marketing; attractive business niches; pricing flexibility; sound financial and accounting practices; a potential or demonstrated ability to grow revenues, earnings, and cash flow consistently; stock price that appears to undervalue growth prospects; low stock price relative to a company’s underlying asset values; above-average dividend yield relative to a company’s peers or a company’s own historical norm; low price/earnings, price/book value, or price/cash flow ratios relative to the Russell 2500 Index, the company’s peers, or its own historical norm; the potential for a catalyst (such as connection to an industry experiencing increasing demand, increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock’s price to rise.
In pursuing the Fund’s investment objective, T. Rowe Price and T. Rowe Price Investment Management have the discretion to purchase some securities that do not meet their normal investment criteria described above, when they believe there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or T. Rowe Price Investment Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price or T. Rowe Price Investment Management may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	26.81%	Lowest Quarter:	1Q ’20,	–24.29%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	19.07%	13.16%	10.43%	Feb. 09, 2018
After Taxes on Distributions | Class I	17.75%	11.27%	8.73%
After Taxes on Distributions and Sale of Fund Shares | Class I	12.02%	10.29%	8.07%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.78%	Feb. 09, 2018